As filed with the Securities and Exchange Commission on June 8, 2007

                                                 1933 Act File No.  2-78047
                                                 1940 Act File No. 811-3489

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           SECURITIES ACT OF 1933         [x]
                       POST-EFFECTIVE AMENDMENT NO. 37    [x]
                             REGISTRATION STATEMENT
                                      UNDER
                     THE INVESTMENT COMPANY ACT OF 1940   [x]
                              AMENDMENT NO. 38            [x]


                         The Wright Managed Equity Trust
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  255 State Street, Boston, Massachusetts 02109
               ---------------------------------------------------
                    (Address of Principal Executive Offices)

                                  617--482-8260
                       -------------------------------------
                         (Registrant's Telephone Number)

                                 Alan R. Dynner
                  255 State Street, Boston, Massachusetts 02109
              ---------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[x] Immediately  upon filing  pursuant to paragraph (b)
[ ] On (date) pursuant to paragraph (a)(1)
[ ] On June __, 2007 pursuant to paragraph (b)
[ ] 75 days after filing  pursuant  to  paragraph  (a)(2)
[ ] 60 days  after  filing  pursuant  to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         THE WRIGHT MANAGED EQUITYTRUST
                              CROSS-REFERENCE SHEET

                           Items Required by Form N-1A

Part A.  Prospectus*
Part B.  Statement of Additional Information*
Part C.  Other Information

Signature Pages
Exhibits

* Previously  filed in  Registrant's  Registration  Statement on Form N-1A, file
Nos.  2-78047   and   811-3489   on   April   27,   2007   (Accession    Number
0000715165-07-000005), and incorporated herein by reference.

The sole purpose of this filing is to include in the Registration Statement on Form N-1A the Consent of Independent Registered Public Accounting Firm dated April 27, 2007 (Exhibit (j)(1) to replace an old consent of independent registered public accounting firm which was inadvertently inserted as Exhibit
(j) in Post Effective Amendment No. 36 filed on April 27, 2007.)

                                     PART C
                                -----------------
                                Other Information

ITEM 23. EXHIBITS

        (a) (1) Amended and Restated Declaration of Trust dated April 28, 1997 filed as Exhibit No. (1) to Post-Effective Amendment No. 22 filed April 29, 1997 and incorporated herein by reference.

              (2) Amended  Establishment and Designation of Series dated January
                  24, 2002 filed as Exhibit (a)(2) to Post Effective Amendment No. 30 filed April 29, 2002 and incorporated herein by reference.

              (3) Amended Establishment and Designation of Series dated June 12,
                  2003 filed as Exhibit (a)(3) to Post-Effective Amendment No. 32 on April 29, 2004 and incorporated herein by reference.

        (b) Amended and Restated By-Laws dated March 18, 1997 filed as Exhibit No. (2) to Post-Effective Amendment No. 22 filed April 29, 1997 and incorporated herein by reference.

        (c)   Not Applicable

        (d) (1) Investment Advisory Contract dated September 1, 2000 with Wright Investors' Service, Inc. filed as Exhibit (d)(1) to Post-Effective Amendment No. 28 on February 28, 2001 and incorporated herein by reference.

              (2) Amended and Restated Administration Agreement with Eaton Vance
                  Management dated February 1, 1998 filed as Exhibit (5)(b) to Post-Effective Amendment No. 23 filed April 29, 1998 and incorporated herein by reference.

              (3) Amendment   dated  June  6,  2000  to  Amended  and   Restated
                  Administration Agreement with Eaton Vance Management dated February 1, 1998 filed as Exhibit (d)(3) to Post-Effective Amendment No. 28 on February 28, 2001 and incorporated herein by reference.

              (4) Amendment  dated  December  20, 2002 to Amended  and  Restated
                  Administration Agreement with Eaton Vance Management dated February 1, 1998, filed as Exhibit (d)(4) to Post-Effective Amendment No. 31 on April 28, 2003 and incorporated herein by reference.

        (e) Distribution Contract between the Fund and MFBT Corporation dated November 1, 1984 filed as Exhibit No. (6) to Post-Effective Amendment No. 20 filed April 29, 1996 and incorporated herein by reference.

        (f)   Not Applicable

        (g) (1) Custodian Agreement with Investors Bank & Trust Company dated December 19, 1990 filed as Exhibit (8)(a) to Post-Effective Amendment No. 20 filed April 29, 1996 and incorporated herein by reference.

              (2) Amendment  dated  September  20,  1995  to  Master   Custodian
                  Agreement filed as Exhibit (8)(b) to Post-Effective Amendment No. 20 filed April 29, 1996 and incorporated herein by reference.

              (3) Amendment  dated  September  24,  1997  to  Master   Custodian
                  Agreement filed as Exhibit (g)(3) to Post-Effective Amendment No. 24 on February 24, 1999 and incorporated herein by reference.

              (4) Extension  Agreement  dated  January 9, 2001 to the  Custodian
                  Agreement with Investors Bank & Trust Company dated December 19, 1990 filed as Exhibit (g)(4) to Post-Effective Amendment No. 28 on February 28, 2001 and incorporated herein by reference.

              (5) Amendment  Agreement  dated  June  16,  2003 to the  Custodian
                  Agreement with Investors Bank & Trust Company dated December 19, 1990 filed as Exhibit (g)(5) to Post-Effective Amendment No. 32 on April 29, 2004 and incorporated herein by reference.

              (6) Delegation  Agreement  with  Investors  Bank & Trust Company dated December 7, 2000 pursuant to Rules 17f-5 and 17f-7 filed as Exhibit (g)(4) to Post-Effective Amendment No. 7 of Catholic Values Investment Trust (File Nos. 333-17161, 811-07951) filed with the Commission on April 26, 2001 (Accession No. 0000715165-01-500014) and incorporated herein by reference.

        (h) (1) Transfer Agency and Services Agreement dated June 14, 2002 between the Registrant and Forum Shareholder Services, LLC, filed as Exhibit (h)(1) to Post Effective Amendment No. 30 filed April 29, 2002 and incorporated herein by reference.

              (2) Service  Plan  dated May 1, 1997  filed as  Exhibit  (9)(c) to
                  Post-Effective Amendment No. 22 filed April 29, 1997 and incorporated herein by reference.

        (i) (1) Opinion of Counsel dated April 7, 1998 filed as Exhibit 10 to Post-Effective Amendment No. 23 and incorporated herein by reference.

              (2) Consent of Counsel,  filed as Exhibit  (i)(2) to  Post-
                  Effective Amendment No. 36 and incorporated herein by reference.

        (j) (1) Consent of Independent Registered Public Accounting Firm, filed herewith as Exhibit (j)(1)

              (2) Consent of Independent Registered Public Accounting Firm,
                  filed herewith as Exhibit (j)(2)

        (k)   Not Applicable

        (l)   Not Applicable

        (m) Standard Shares Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated May 1, 1997 filed as Exhibit 15(c) to Post-Effective Amendment No. 22 filed April 29, 1997 and incorporated herein by reference.

        (n) Rule 18f-3 Plan dated May 1, 1997 for Standard and Institutional Shares filed as Exhibit No. 18 to Post-Effective Amendment No. 22 filed April 29, 1997 and incorporated herein by reference.

        (o)   Not Applicable

        (p) (1) Wright Investors' Service, Inc. Code of Ethics and Policy Statement on Insider Trading filed as Exhibit (p)(1) to Post-Effective Amendment No. 34 on April 29, 2005 and incorporated herein by reference.

              (2) Code of Ethics of Wright Investors' Service Distributors, Inc.
                  filed as Exhibit (p)(2) to Post-Effective Amendment
                  No. 35 on April 27, 2006 and incorporated herein by reference.

              (3) Code of Ethics of The Wright Managed Income Trust and The
                  Wright Managed Equity Trust filed as Exhibit (p)(2) to Post-Effective Amendment No. 34 on April 29, 2005 and incorporated herein by reference.

        (q) Power of Attorney dated March 14, 2006 filed as Exhibit (q) to Post-Effective Amendment No. 35 on April 27, 2006 and incorporated herein by reference.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable

ITEM 25.  INDEMNIFICATION

The Registrant's Amended and Restated By-Laws filed as Exhibit (2) to Post-Effective Amendment No. 22 contain provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to the information set forth under the captions "Management and Organization" and "Investment Advisory and Administrative Services" in the Statement of Additional Information, which information is incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITER

     (a) Wright Investors' Service Distributors, Inc. (a wholly-owned subsidiary of The Winthrop Corporation) acts as principal underwriter for each of the investment companies named below.

                         The Wright Managed Equity Trust
                         The Wright Managed Income Trust

     (b)             (1)                                     (2)                                       (3)
           Name and Principal                      Positions and Officers                     Positions and Offices
           Business Address                      with Principal Underwriter                      with Registrant
---------------------------------------------------------------------------------------------------------------------------------

           A. M. Moody, III*                 President, Chief Compliance Officer           Vice President and Trustee
                                                         & Director

           Eugene J. Helm                 Vice President, Chief Financial Officer,                    None
                                               Secretary, Treasurer & Director

           Peter M. Donovan*                              Director                            President and Trustee

                    * Address  is 440  Wheelers  Farms  Road, Milford, CT 06461.

     (c) Not Applicable

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116, and its transfer agent, Citigroup Fund Services, LLC, Two Portland Square, Portland, ME 04101, with the exception of certain corporate documents and portfolio trading documents which are either in the possession and custody of the Registrant's administrator, Eaton Vance Management, 255 State Street, Boston, MA 02109 or of the investment adviser, Wright Investors' Service, Inc., 440 Wheelers Farms Road, Milford, CT 06460. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Registrant's administrator, Eaton Vance Management, or of the investment adviser, Wright Investors' Service, Inc.

ITEM 29.  MANAGEMENT SERVICES

Not Applicable

ITEM 30.  UNDERTAKINGS

Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milford, and the State of Connecticut on the 8th day of June, 2007.

                                           THE WRIGHT MANAGED EQUITY TRUST


                                      By:       /s/ Peter M. Donovan
                                     ----------------------------------
                                                   Peter M. Donovan, President




Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on the 8th day of June, 2007.

SIGNATURE                                                   TITLE
------------------------------------------------------------------------------


/s/ Peter M. Donovan                                President, Principal
---------------------                          Executive Officer & Trustee
Peter M. Donovan

Barbara E. Campbell*                                Treasurer, Principal
---------------------                        Financial and Accounting Officer
Barbara E. Campbell


James J. Clarke*                                        Trustee
-----------------
James J. Clarke

Dorcas R. Hardy*                                        Trustee
----------------
Dorcas R. Hardy

A. M. Moody III*                                        Trustee
-----------------
A. M. Moody III

Richard E. Taber*                                       Trustee
------------------
Richard E. Taber

* By /s/ Peter M. Donovan
----------------------------
Peter M. Donovan
Attorney-in-Fact

                               Exhibit Index

     The following exhibits are filed as part of this Amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.           Description
------------------------------------------------------------------------------


   (j) (1)            Consent of Independent Registered Public Accounting Firm

   (j) (2)            Consent of Independent Registered Public Accounting Firm

-------------------------------------------------------------------------------